Cover	Jul. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 25, 2023
Entity Registrant Name	NexTier Oilfield Solutions Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37988
Entity Tax Identification Number	38-4016639
Entity Address, Address Line One	3990 Rogerdale Rd
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
Entity Address, City or Town	Houston,
City Area Code	713
Local Phone Number	325-6000
Title of 12(b) Security	Common Stock, $0.01, par value
Trading Symbol	NEX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001688476
Amendment Flag	false